May 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:                           Separate Account 1 of Columbus Life Insurance Company

File Nos. 333-121135 and 811-09337

Pinnacle II Prospectus and Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 10 to its Registration Statement number 333-121135 on Form N-6 which was filed electronically on April 25, 2014.

Sincerely,

/s/ Mark J. Mahoney

Mark J. Mahoney
Associate Counsel
Western & Southern Financial Group, Inc.
Parent company of Columbus Life Insurance Company